Allowance for Losses on Loans - Narrative (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended										12 Months Ended
	Sep. 30, 2013		Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012		Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2013		Sep. 30, 2012		Sep. 30, 2011
Financing Receivable, Allowance for Credit Losses [Line Items]
Provision for loan losses	$ (2,250)		$ 0	$ 0	$ 3,600	$ 5,379		$ 10,366	$ 18,000	$ 11,210	$ 1,350		$ 44,955		$ 93,104
Loans receivable, gross	7,990,545					7,866,336					7,990,545		7,866,336
Nonaccrual loans by portfolio segment	131,299					173,427					131,299		173,427
Allowance for credit losses, charge-offs, net of recoveries											17,756		69,721
Allowance for probable losses	116,741					133,147					116,741		133,147		157,160
Non-Performing Loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans receivable, gross	213,616					272,905					213,616		272,905
Ratio of non-performing assets to total assets	1.63%					2.19%					1.63%		2.19%
Acquired loans subject to general allowance	13,800										13,800
Nonaccrual loans by portfolio segment	131,299					173,427					131,299		173,427
Increase (decrease) in non-accrual loans	(24.30%)										(24.30%)
Loans Collectively Evaluated for Impairment
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans receivable, gross	7,495,504	[1]				7,520,864	[1]				7,495,504	[1]	7,520,864	[1]
Allowance for probable losses	113,268					117,164					113,268		117,164
Loans Individually Evaluated for Impairment
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans receivable, gross	159,564	[1]				234,354	[1]				159,564	[1]	234,354	[1]
Allowance for probable losses	$ 3,473					$ 15,983					$ 3,473		$ 15,983

[1]	Excludes acquired loans with discounts sufficient to absorb potential losses and covered loans